FAIR VALUE MEASUREMENTS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Foreclosed assets, beginning	$ 1,994
Foreclosed assets, ending		$ 1,994
Initial Recognition [Member]
Foreclosed assets, beginning	229	725
Charge-offs recognized in allowance for loan losses	(1)	(16)
Foreclosed assets, ending	228	229
Subsequent to Initial Recognition [Member]
Foreclosed assets, beginning	1,156
Write-downs included in foreclosed asset expense, net	(373)
Foreclosed assets, ending	783	1,156
Subsequent Recognition [Member]
Foreclosed assets, beginning	$ 1,285	1,570
Write-downs included in foreclosed asset expense, net		(285)
Foreclosed assets, ending		$ 1,285